ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)			12 Months Ended
	Sep. 16, 2019	Aug. 23, 2019	Apr. 30, 2021	Jan. 31, 2022	Jun. 21, 2021	Apr. 30, 2020	Feb. 24, 2020	Feb. 11, 2020	Feb. 10, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized			300,000,000	300,000,000		300,000,000	75,000,000
Stockholders' Equity Note, Stock Split			four-to-one forward split of its outstanding shares of common stock
Slinger Bag Americas Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exchanged	20,000,000
Percentage of ownership	100.00%
Slinger Bag Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership									100.00%
Sole Shareholder of SBL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership	82.00%
Number of shares owned	20,000,000
Charles Ruddy [Member] | Foundation Sports Systems LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership					100.00%
Slinger Bag Americas Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exchanged	20,000,000
Percentage of ownership	100.00%
Slinger Bag Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership								100.00%
Stock Purchase Agreement [Member] | Slinger Bag Americas Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for acquisition		20,000,000
Number of value issued for acquisition		$ 332,239
Percentage of ownership		100.00%